Employee Compensation - Summary of Changes in Number of Key Assumption (Parenthetical) (Detail) - Defined benefit expenses [member] - Other employee future benefit plans [member]		Oct. 31, 2023	Oct. 31, 2022
Disclosure of defined benefit plans [line items]
Assumed overall health care cost trend rate	[1]	4.70%	4.80%
2040 [Member]
Disclosure of defined benefit plans [line items]
Assumed overall health care cost trend rate		4.03%

[1]	Trending to 4.00% in 2041 and remaining at that level thereafter.